Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statement of cash flows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	12,090	14,164
Restricted cash	50	400
Cash and Cash equivalents and restricted cash	12,140	14,564